Expense Example	Dec. 31, 2025 USD ($)
Grayscale Artificial Intelligence Infrastructure ETF | Grayscale Artificial Intelligence Infrastructure ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	189
Grayscale Bitcoin Adopters ETF | Grayscale Bitcoin Adopters ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Grayscale Bitcoin Covered Call ETF | Grayscale Bitcoin Covered Call ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Grayscale Bitcoin Miners ETF | Grayscale Bitcoin Miners ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Grayscale Bitcoin Premium Income ETF | Grayscale Bitcoin Premium Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Grayscale Ethereum Covered Call ETF | Grayscale Ethereum Covered Call ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Grayscale Ethereum Premium Income ETF | Grayscale Ethereum Premium Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	$ 211